Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets
The following is a summary of intangible assets, net:

	As of December 31,
	2016	2017
	RMB	RMB
Cost
Domain names and trademarks	1,642,844	1,643,080
Technology	215,065	215,065
Customer relationship	25,616	26,586
Total	1,883,525	1,884,731
Accumulated amortization
Domain names and trademarks	(259,971)	(432,630)
Technology	(72,566)	(119,274)
Customer relationship	(18,760)	(23,261)
Total	(351,297)	(575,165)
Net book value	1,532,228	1,309,566

Schedule of Estimated Future Amortization Expense of Intangible Assets
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
RMB
For the year ended December 31, 2017
2018	222,095
2019	219,012
2020	174,351
2021	171,977
2022	171,977
Thereafter	350,154
Total	1,309,566